Corporate Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Corporate Information
1.	Corporate information
China Eastern Airlines Corporation Limited (the “Company”), a joint stock company limited by shares was established in the People’s Republic of China (the “PRC”) on April 14, 1995. The address of the Company’s registered office is 66 Airport Street, Pudong International Airport, Shanghai, the PRC. The Company and its subsidiaries (together, the “Group”) are principally engaged in the operation of civil aviation, including the provision of passenger, cargo, mail delivery and other extended transportation services.
In the opinion of the directors of the Company, the holding company and ultimate holding company of the Company is China Eastern Air Holding Company Limited (“CEA Holding”), a state-owned enterprise established in the PRC.
The A shares, H shares and American Depositary Shares of the Company are listed on the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited and the New York Stock Exchange, respectively.
These financial statements were approved and authorised for issue by the Company’s Board of Directors (the “Board”) on April 28, 2022.